CECL (Details 10) - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	SFr 31,489		SFr 49,483
Origination in current year-1	30,029		47,577
Origination in current year-2	39,242		24,985
Origination in current year-3	22,104		17,950
Origination in current year-4	15,999		11,207
Origination in current year-5 or more	50,494		43,642
Total term loans	189,357		194,844
Revolving loans	57,523		63,385
Financing Receivable, before Allowance for Credit Loss and Fee	248,339		262,179
Gross write-offs	(79)	SFr (95)
Origination In Current Year
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	(24)
Origination In Current Year -1
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	(12)
Origination In Current Year -2
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	(19)
Origination In Current Year -3
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	0
Origination In Current Year -4
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	0
Origination In Current Year -5 or more
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	(18)
Total term positions
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	(73)
Revolving positions
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	(6)
Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	20,506		31,284
Origination in current year-1	20,562		37,658
Origination in current year-2	31,596		19,524
Origination in current year-3	17,940		13,408
Origination in current year-4	12,167		8,667
Origination in current year-5 or more	44,604		38,301
Total term loans	147,375		148,842
Revolving loans	46,296		51,661
Financing Receivable, before Allowance for Credit Loss and Fee	195,097		204,423
Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	10,750		17,825
Origination in current year-1	9,198		9,647
Origination in current year-2	7,483		5,245
Origination in current year-3	3,902		4,261
Origination in current year-4	3,662		2,326
Origination in current year-5 or more	5,382		4,857
Total term loans	40,377		44,161
Revolving loans	10,350		10,875
Financing Receivable, before Allowance for Credit Loss and Fee	50,760		55,066
Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	233		374
Origination in current year-1	269		272
Origination in current year-2	163		216
Origination in current year-3	262		281
Origination in current year-4	170		214
Origination in current year-5 or more	508		484
Total term loans	1,605		1,841
Revolving loans	877		849
Financing Receivable, before Allowance for Credit Loss and Fee	2,482		2,690
Corporate and institutional
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	22,801		31,172
Origination in current year-1	14,712		21,633
Origination in current year-2	16,087		9,436
Origination in current year-3	8,216		6,084
Origination in current year-4	4,805		3,743
Origination in current year-5 or more	9,732		5,847
Total term loans	76,353		77,915
Revolving loans	28,686		29,506
Financing Receivable, before Allowance for Credit Loss and Fee	105,039		107,421
Gross write-offs	(44)	(69)
Corporate and institutional | Origination In Current Year
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	(5)
Corporate and institutional | Origination In Current Year -1
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	(12)
Corporate and institutional | Origination In Current Year -2
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	(19)
Corporate and institutional | Origination In Current Year -3
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	0
Corporate and institutional | Origination In Current Year -4
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	0
Corporate and institutional | Origination In Current Year -5 or more
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	(2)
Corporate and institutional | Total term positions
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	(38)
Corporate and institutional | Revolving positions
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	(6)
Corporate and institutional | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	13,273		16,086
Origination in current year-1	7,266		13,885
Origination in current year-2	10,290		6,041
Origination in current year-3	5,422		3,224
Origination in current year-4	2,548		2,016
Origination in current year-5 or more	6,230		2,959
Total term loans	45,029		44,211
Revolving loans	20,827		21,091
Financing Receivable, before Allowance for Credit Loss and Fee	65,856		65,302
Corporate and institutional | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	9,312		14,728
Origination in current year-1	7,204		7,536
Origination in current year-2	5,707		3,213
Origination in current year-3	2,623		2,664
Origination in current year-4	2,169		1,564
Origination in current year-5 or more	3,214		2,658
Total term loans	30,229		32,363
Revolving loans	7,328		7,902
Financing Receivable, before Allowance for Credit Loss and Fee	37,557		40,265
Corporate and institutional | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	216		358
Origination in current year-1	242		212
Origination in current year-2	90		182
Origination in current year-3	171		196
Origination in current year-4	88		163
Origination in current year-5 or more	288		230
Total term loans	1,095		1,341
Revolving loans	531		513
Financing Receivable, before Allowance for Credit Loss and Fee	1,626		1,854
Corporate and institutional | Real estate
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	2,870		6,105
Origination in current year-1	4,066		9,442
Origination in current year-2	7,342		3,930
Origination in current year-3	3,604		1,312
Origination in current year-4	1,213		918
Origination in current year-5 or more	2,930		2,350
Total term loans	22,025		24,057
Revolving loans	959		1,100
Financing Receivable, before Allowance for Credit Loss and Fee	22,984		25,157
Gross write-offs	0
Corporate and institutional | Real estate | Origination In Current Year
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	0
Corporate and institutional | Real estate | Origination In Current Year -1
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	0
Corporate and institutional | Real estate | Origination In Current Year -2
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	0
Corporate and institutional | Real estate | Origination In Current Year -3
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	0
Corporate and institutional | Real estate | Origination In Current Year -4
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	0
Corporate and institutional | Real estate | Origination In Current Year -5 or more
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	0
Corporate and institutional | Real estate | Total term positions
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	0
Corporate and institutional | Real estate | Revolving positions
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	0
Corporate and institutional | Real estate | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	1,481		3,601
Origination in current year-1	2,538		7,001
Origination in current year-2	5,422		3,071
Origination in current year-3	2,726		959
Origination in current year-4	909		698
Origination in current year-5 or more	2,522		2,109
Total term loans	15,598		17,439
Revolving loans	502		694
Financing Receivable, before Allowance for Credit Loss and Fee	16,100		18,133
Corporate and institutional | Real estate | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	1,358		2,499
Origination in current year-1	1,405		2,441
Origination in current year-2	1,920		855
Origination in current year-3	873		297
Origination in current year-4	263		219
Origination in current year-5 or more	384		217
Total term loans	6,203		6,528
Revolving loans	309		281
Financing Receivable, before Allowance for Credit Loss and Fee	6,512		6,809
Corporate and institutional | Real estate | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	31		5
Origination in current year-1	123		0
Origination in current year-2	0		4
Origination in current year-3	5		56
Origination in current year-4	41		1
Origination in current year-5 or more	24		24
Total term loans	224		90
Revolving loans	148		125
Financing Receivable, before Allowance for Credit Loss and Fee	372		215
Corporate and institutional | Commercial and industrial loans
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	13,163		19,302
Origination in current year-1	8,523		7,992
Origination in current year-2	6,240		4,239
Origination in current year-3	3,444		4,055
Origination in current year-4	3,140		2,246
Origination in current year-5 or more	5,403		4,178
Total term loans	39,913		42,012
Revolving loans	15,903		17,354
Financing Receivable, before Allowance for Credit Loss and Fee	55,816		59,366
Gross write-offs	(43)
Corporate and institutional | Commercial and industrial loans | Origination In Current Year
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	(5)
Corporate and institutional | Commercial and industrial loans | Origination In Current Year -1
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	(12)
Corporate and institutional | Commercial and industrial loans | Origination In Current Year -2
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	(19)
Corporate and institutional | Commercial and industrial loans | Origination In Current Year -3
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	0
Corporate and institutional | Commercial and industrial loans | Origination In Current Year -4
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	0
Corporate and institutional | Commercial and industrial loans | Origination In Current Year -5 or more
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	(2)
Corporate and institutional | Commercial and industrial loans | Total term positions
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	(38)
Corporate and institutional | Commercial and industrial loans | Revolving positions
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	(5)
Corporate and institutional | Commercial and industrial loans | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	5,766		7,858
Origination in current year-1	3,208		3,576
Origination in current year-2	2,791		1,810
Origination in current year-3	1,604		1,566
Origination in current year-4	1,203		742
Origination in current year-5 or more	2,360		1,619
Total term loans	16,932		17,171
Revolving loans	9,408		10,277
Financing Receivable, before Allowance for Credit Loss and Fee	26,340		27,448
Corporate and institutional | Commercial and industrial loans | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	7,253		11,181
Origination in current year-1	5,198		4,204
Origination in current year-2	3,359		2,251
Origination in current year-3	1,674		2,359
Origination in current year-4	1,901		1,343
Origination in current year-5 or more	2,781		2,355
Total term loans	22,166		23,693
Revolving loans	6,208		6,799
Financing Receivable, before Allowance for Credit Loss and Fee	28,374		30,492
Corporate and institutional | Commercial and industrial loans | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	144		263
Origination in current year-1	117		212
Origination in current year-2	90		178
Origination in current year-3	166		130
Origination in current year-4	36		161
Origination in current year-5 or more	262		204
Total term loans	815		1,148
Revolving loans	287		278
Financing Receivable, before Allowance for Credit Loss and Fee	1,102		1,426
Corporate and institutional | Financial institutions
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	6,686		5,596
Origination in current year-1	1,677		3,706
Origination in current year-2	2,373		1,101
Origination in current year-3	1,011		609
Origination in current year-4	344		524
Origination in current year-5 or more			(868)
Origination in current year-5 or more	1,207
Total term loans	13,298		10,668
Revolving loans	11,813		11,043
Financing Receivable, before Allowance for Credit Loss and Fee	25,111		21,711
Gross write-offs	(1)
Corporate and institutional | Financial institutions | Origination In Current Year
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	0
Corporate and institutional | Financial institutions | Origination In Current Year -1
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	0
Corporate and institutional | Financial institutions | Origination In Current Year -2
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	0
Corporate and institutional | Financial institutions | Origination In Current Year -3
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	0
Corporate and institutional | Financial institutions | Origination In Current Year -4
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	0
Corporate and institutional | Financial institutions | Origination In Current Year -5 or more
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	0
Corporate and institutional | Financial institutions | Total term positions
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	0
Corporate and institutional | Financial institutions | Revolving positions
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	(1)
Corporate and institutional | Financial institutions | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	5,964		4,480
Origination in current year-1	1,078		2,850
Origination in current year-2	1,976		1,034
Origination in current year-3	968		602
Origination in current year-4	340		521
Origination in current year-5 or more			(940)
Origination in current year-5 or more	1,166
Total term loans	11,492		8,547
Revolving loans	10,907		10,111
Financing Receivable, before Allowance for Credit Loss and Fee	22,399		18,658
Corporate and institutional | Financial institutions | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	681		1,026
Origination in current year-1	597		856
Origination in current year-2	397		67
Origination in current year-3	43		7
Origination in current year-4	4		2
Origination in current year-5 or more	40		71
Total term loans	1,762		2,029
Revolving loans	810		822
Financing Receivable, before Allowance for Credit Loss and Fee	2,572		2,851
Corporate and institutional | Financial institutions | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	41		90
Origination in current year-1	2		0
Origination in current year-2	0		0
Origination in current year-3	0		0
Origination in current year-4	0		1
Origination in current year-5 or more	1		1
Total term loans	44		92
Revolving loans	96		110
Financing Receivable, before Allowance for Credit Loss and Fee	140		202
Corporate and institutional | Governments and public institutions
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	82		169
Origination in current year-1	446		493
Origination in current year-2	132		166
Origination in current year-3	157		108
Origination in current year-4	108		55
Origination in current year-5 or more	192		187
Total term loans	1,117		1,178
Revolving loans	11		9
Financing Receivable, before Allowance for Credit Loss and Fee	1,128		1,187
Gross write-offs	0
Corporate and institutional | Governments and public institutions | Origination In Current Year
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	0
Corporate and institutional | Governments and public institutions | Origination In Current Year -1
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	0
Corporate and institutional | Governments and public institutions | Origination In Current Year -2
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	0
Corporate and institutional | Governments and public institutions | Origination In Current Year -3
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	0
Corporate and institutional | Governments and public institutions | Origination In Current Year -4
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	0
Corporate and institutional | Governments and public institutions | Origination In Current Year -5 or more
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	0
Corporate and institutional | Governments and public institutions | Total term positions
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	0
Corporate and institutional | Governments and public institutions | Revolving positions
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	0
Corporate and institutional | Governments and public institutions | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	62		147
Origination in current year-1	442		458
Origination in current year-2	101		126
Origination in current year-3	124		97
Origination in current year-4	96		55
Origination in current year-5 or more	182		171
Total term loans	1,007		1,054
Revolving loans	10		9
Financing Receivable, before Allowance for Credit Loss and Fee	1,017		1,063
Corporate and institutional | Governments and public institutions | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	20		22
Origination in current year-1	4		35
Origination in current year-2	31		40
Origination in current year-3	33		1
Origination in current year-4	1		0
Origination in current year-5 or more	9		15
Total term loans	98		113
Revolving loans	1		0
Financing Receivable, before Allowance for Credit Loss and Fee	99		113
Corporate and institutional | Governments and public institutions | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	0		0
Origination in current year-1	0		0
Origination in current year-2	0		0
Origination in current year-3	0		10
Origination in current year-4	11		0
Origination in current year-5 or more	1		1
Total term loans	12		11
Revolving loans	0		0
Financing Receivable, before Allowance for Credit Loss and Fee	12		11
Consumer
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	8,688		18,311
Origination in current year-1	15,317		25,944
Origination in current year-2	23,155		15,549
Origination in current year-3	13,888		11,866
Origination in current year-4	11,194		7,464
Origination in current year-5 or more	40,762		37,795
Total term loans	113,004		116,929
Revolving loans	28,837		33,879
Financing Receivable, before Allowance for Credit Loss and Fee	141,841		150,808
Gross write-offs	(35)	SFr (26)
Consumer | Origination In Current Year
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	(19)
Consumer | Origination In Current Year -1
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	0
Consumer | Origination In Current Year -2
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	0
Consumer | Origination In Current Year -3
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	0
Consumer | Origination In Current Year -4
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	0
Consumer | Origination In Current Year -5 or more
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	(16)
Consumer | Total term positions
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	(35)
Consumer | Revolving positions
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	0
Consumer | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	7,233		15,198
Origination in current year-1	13,296		23,773
Origination in current year-2	21,306		13,483
Origination in current year-3	12,518		10,184
Origination in current year-4	9,619		6,651
Origination in current year-5 or more	38,374		35,342
Total term loans	102,346		104,631
Revolving loans	25,469		30,570
Financing Receivable, before Allowance for Credit Loss and Fee	127,815		135,201
Consumer | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	1,438		3,097
Origination in current year-1	1,994		2,111
Origination in current year-2	1,776		2,032
Origination in current year-3	1,279		1,597
Origination in current year-4	1,493		762
Origination in current year-5 or more	2,168		2,199
Total term loans	10,148		11,798
Revolving loans	3,022		2,973
Financing Receivable, before Allowance for Credit Loss and Fee	13,170		14,771
Consumer | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	17		16
Origination in current year-1	27		60
Origination in current year-2	73		34
Origination in current year-3	91		85
Origination in current year-4	82		51
Origination in current year-5 or more	220		254
Total term loans	510		500
Revolving loans	346		336
Financing Receivable, before Allowance for Credit Loss and Fee	856		836
Consumer | Mortgages
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	5,528		14,049
Origination in current year-1	13,319		23,068
Origination in current year-2	20,688		13,999
Origination in current year-3	13,245		11,367
Origination in current year-4	10,813		7,295
Origination in current year-5 or more	39,696		36,666
Total term loans	103,289		106,444
Revolving loans	913		1,040
Financing Receivable, before Allowance for Credit Loss and Fee	104,202		107,484
Gross write-offs	(4)
Consumer | Mortgages | Origination In Current Year
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	0
Consumer | Mortgages | Origination In Current Year -1
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	0
Consumer | Mortgages | Origination In Current Year -2
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	0
Consumer | Mortgages | Origination In Current Year -3
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	0
Consumer | Mortgages | Origination In Current Year -4
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	0
Consumer | Mortgages | Origination In Current Year -5 or more
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	(4)
Consumer | Mortgages | Total term positions
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	(4)
Consumer | Mortgages | Revolving positions
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	0
Consumer | Mortgages | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	5,118		12,501
Origination in current year-1	11,914		21,627
Origination in current year-2	19,465		12,869
Origination in current year-3	12,173		10,029
Origination in current year-4	9,539		6,609
Origination in current year-5 or more	37,618		34,525
Total term loans	95,827		98,160
Revolving loans	187		229
Financing Receivable, before Allowance for Credit Loss and Fee	96,014		98,389
Consumer | Mortgages | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	394		1,540
Origination in current year-1	1,394		1,396
Origination in current year-2	1,167		1,111
Origination in current year-3	996		1,271
Origination in current year-4	1,209		650
Origination in current year-5 or more	1,910		1,931
Total term loans	7,070		7,899
Revolving loans	720		807
Financing Receivable, before Allowance for Credit Loss and Fee	7,790		8,706
Consumer | Mortgages | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	16		8
Origination in current year-1	11		45
Origination in current year-2	56		19
Origination in current year-3	76		67
Origination in current year-4	65		36
Origination in current year-5 or more	168		210
Total term loans	392		385
Revolving loans	6		4
Financing Receivable, before Allowance for Credit Loss and Fee	398		389
Consumer | Loans collateralized by securities
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	751		1,114
Origination in current year-1	406		1,877
Origination in current year-2	1,671		1,028
Origination in current year-3	201		178
Origination in current year-4	151		41
Origination in current year-5 or more	860		991
Total term loans	4,040		5,229
Revolving loans	27,736		32,410
Financing Receivable, before Allowance for Credit Loss and Fee	31,776		37,639
Gross write-offs	0
Consumer | Loans collateralized by securities | Origination In Current Year
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	0
Consumer | Loans collateralized by securities | Origination In Current Year -1
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	0
Consumer | Loans collateralized by securities | Origination In Current Year -2
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	0
Consumer | Loans collateralized by securities | Origination In Current Year -3
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	0
Consumer | Loans collateralized by securities | Origination In Current Year -4
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	0
Consumer | Loans collateralized by securities | Origination In Current Year -5 or more
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	0
Consumer | Loans collateralized by securities | Total term positions
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	0
Consumer | Loans collateralized by securities | Revolving positions
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	0
Consumer | Loans collateralized by securities | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	291		562
Origination in current year-1	321		1,496
Origination in current year-2	1,341		307
Origination in current year-3	101		35
Origination in current year-4	1		16
Origination in current year-5 or more	730		803
Total term loans	2,785		3,219
Revolving loans	25,194		30,023
Financing Receivable, before Allowance for Credit Loss and Fee	27,979		33,242
Consumer | Loans collateralized by securities | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	460		552
Origination in current year-1	85		381
Origination in current year-2	330		721
Origination in current year-3	100		143
Origination in current year-4	150		25
Origination in current year-5 or more	130		188
Total term loans	1,255		2,010
Revolving loans	2,278		2,124
Financing Receivable, before Allowance for Credit Loss and Fee	3,533		4,134
Consumer | Loans collateralized by securities | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	0		0
Origination in current year-1	0		0
Origination in current year-2	0		0
Origination in current year-3	0		0
Origination in current year-4	0		0
Origination in current year-5 or more	0		0
Total term loans	0		0
Revolving loans	264		263
Financing Receivable, before Allowance for Credit Loss and Fee	264		263
Consumer | Consumer finance
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	2,409		3,148
Origination in current year-1	1,592		999
Origination in current year-2	796		522
Origination in current year-3	442		321
Origination in current year-4	230		128
Origination in current year-5 or more	206		138
Total term loans	5,675		5,256
Revolving loans	188		429
Financing Receivable, before Allowance for Credit Loss and Fee	5,863		5,685
Gross write-offs	(31)
Consumer | Consumer finance | Origination In Current Year
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	(19)
Consumer | Consumer finance | Origination In Current Year -1
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	0
Consumer | Consumer finance | Origination In Current Year -2
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	0
Consumer | Consumer finance | Origination In Current Year -3
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	0
Consumer | Consumer finance | Origination In Current Year -4
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	0
Consumer | Consumer finance | Origination In Current Year -5 or more
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	(12)
Consumer | Consumer finance | Total term positions
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	(31)
Consumer | Consumer finance | Revolving positions
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Gross write-offs	0
Consumer | Consumer finance | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	1,824		2,135
Origination in current year-1	1,061		650
Origination in current year-2	500		307
Origination in current year-3	244		120
Origination in current year-4	79		26
Origination in current year-5 or more	26		14
Total term loans	3,734		3,252
Revolving loans	88		318
Financing Receivable, before Allowance for Credit Loss and Fee	3,822		3,570
Consumer | Consumer finance | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	584		1,005
Origination in current year-1	515		334
Origination in current year-2	279		200
Origination in current year-3	183		183
Origination in current year-4	134		87
Origination in current year-5 or more	128		80
Total term loans	1,823		1,889
Revolving loans	24		42
Financing Receivable, before Allowance for Credit Loss and Fee	1,847		1,931
Consumer | Consumer finance | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	1		8
Origination in current year-1	16		15
Origination in current year-2	17		15
Origination in current year-3	15		18
Origination in current year-4	17		15
Origination in current year-5 or more	52		44
Total term loans	118		115
Revolving loans	76		69
Financing Receivable, before Allowance for Credit Loss and Fee	194		184
Total loans to third parties
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Financing Receivable, before Allowance for Credit Loss and Fee	246,880		258,229
Gross write-offs	(79)
Total loans to third parties | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Financing Receivable, before Allowance for Credit Loss and Fee	193,671		200,503
Total loans to third parties | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Financing Receivable, before Allowance for Credit Loss and Fee	50,727		55,036
Total loans to third parties | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Financing Receivable, before Allowance for Credit Loss and Fee	2,482		2,690
Total loans to entities under common control
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Financing Receivable, before Allowance for Credit Loss and Fee	1,459		3,950
Gross write-offs	0
Total loans to entities under common control | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Financing Receivable, before Allowance for Credit Loss and Fee	1,426		3,920
Total loans to entities under common control | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Financing Receivable, before Allowance for Credit Loss and Fee	33		30
Total loans to entities under common control | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Financing Receivable, before Allowance for Credit Loss and Fee	SFr 0		SFr 0